UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: November 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS
Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 23.40%
† SPDR S&P 500 ETF Trust			3,500	$631,855

Total Exchange Traded Product (Cost $580,738)				631,855

SHORT-TERM INVESTMENT - 2.75%
§	Fidelity Institutional Money Market Funds, 0.05%		74,141	74,141

Total Short-Term Investment (Cost $74,141)				74,141

	Number of Contracts*	Exercise Price	Expiration Date
CALL OPTIONS PURCHASED - 4.14%
† S&P 500 Index	1	$1,650	12/21/2013	15,125
† S&P 500 Index	10	1,705	12/13/2013	96,600

Total Call Options Purchased (Cost $99,094)				111,725

		Interest	Maturity
	Principal	Rate	Date
TREASURY BILLS - 92.59%
† United States Treasury Bill	$400,000	0.000%	1/2/2014	399,995
† United States Treasury Bill	1,350,000	0.000%	1/23/2014	1,349,966
† United States Treasury Bill	750,000	0.000%	1/30/2014	749,982

Total Treasury Bills (Cost $2,499,956)				2,499,943

Total Value of Investments (Cost $2,479,695) - 120.21%				$3,245,624

Liabilities in Excess of Other Assets - (20.21)%				(545,599)

Net Assets - 100.00%				$2,700,025

§ Represents 7 day effective yield
*	One contract is equivalent to 100 shares of common stock
†	Portion of security pledged as collateral for options written

				(Continued)

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
	Number of Contracts*	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - (0.25%)

S&P 500 Index	5	$1,700	1/18/2014	$53,575
S&P 500 Index	3	1,740	12/6/2013	18,465

Total Call Options Written (Premiums Received $60,279)				72,040

*	One contract is equivalent to 100 shares of common stock.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

(a)	Aggregate gross unrealized appreciation			$63,749
Aggregate gross unrealized depreciation				(11,774)

Net unrealized appreciation				$51,975

				(Continued)

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013

Note 1 - Investment Valuation, continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2
Exchange Traded Product	$631,855	$631,855	$-
Short-Term Investment	74,141	74,141	-
Call Options Purchased	111,725	111,725	-
Treasury Bills	2,499,943	-	2,499,943
Total Assets	$3,317,664	$817,721	$2,499,943

Liabilities	Total	Level 1	Level 2
Call Options Written	$72,040	$72,040	-
Total Liabilities	$72,040	$72,040	$-

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

			(Continued)

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013

Note 1 - Investment Valuation, continued

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/Joseph J. DeSipio
Date: January 22, 2014	Joseph J. DeSipio President and Principal Executive Officer Arin Large Cap Theta Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Joseph J. DeSipio
Date: January 22, 2014	Joseph J. DeSipio President and Principal Executive Officer Arin Large Cap Theta Fund

By: (Signature and Title)	/s/Lawrence H. Lempert
Date: January 22, 2014	Lawrence H. Lempert Treasurer and Principal Financial Officer Arin Large Cap Theta Fund